FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:   028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Bryan Sadoff
Title:            Member/Chief Compliance Officer
Phone:            (414) 352-8460

Signature, Place, and Date of Signing:

/s/ Bryan Sadoff       Milwaukee, Wisconsin     10/22/09
-------------------    --------------------     --------
    (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            56

Form 13F Information Table Value Total:   $   210,006
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        SADOFF INVESTMENT MANAGEMENT LLC
                                    FORM 13F
                                    30-Sep-09

             COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE   SHRS OR  SH/   PUT/  INVESTMENT  OTHER   ----------------------
          NAME OF ISSUER             CLASS        CUSIP     (x$1000) PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED OTHER
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
ANALOG DEVICES                      COM         032654105     6,175  223,900   SH          Sole               223,900
BERKSHIRE HATHAWAY INC CL A         COM         084670108       202        2   SH          Sole                     2
CISCO SYSTEMS INC                   COM         17275R102       228    9,703   SH          Sole                 9,703
CONAGRA                             COM         205887102    10,387  479,125   SH          Sole               479,125
EMC CORP                            COM         268648102    12,731  747,126   SH          Sole               747,126
EXXON MOBIL CORP                    COM         30231G102       332    4,837   SH          Sole                 4,837
GENERAL ELEC CO                     COM         369604103       204   12,444   SH          Sole                12,444
H J HEINZ                           COM         423074103    12,887  324,196   SH          Sole               324,196
INTEL                               COM         458140100    15,116  772,427   SH          Sole               772,427
INVESCO                             COM         G491BT108    10,689  469,635   SH          Sole               469,635
J.P. MORGAN CHASE                   COM         46625H100    14,654  334,414   SH          Sole               334,414
JOHNSON & JOHNSON                   COM         478160104       446    7,328   SH          Sole                 7,328
MCCORMICK & CO                      COM         579780206     9,078  267,462   SH          Sole               267,462
MYLAN LABS                          COM         628530107    11,422  713,450   SH          Sole               713,450
NETAPP                              COM         64110D104    12,770  478,650   SH          Sole               478,650
PEPSICO INC                         COM         713448108       259    4,422   SH          Sole                 4,422
PFIZER INC COM                      COM         717081103       168   10,146   SH          Sole                10,146
PROCTER & GAMBLE                    COM         742718109       250    4,319   SH          Sole                 4,319
TD AMERITRADE                       COM         87236Y108    13,448  685,050   SH          Sole               685,050
TEXAS INSTRUMENTS                   COM         882508104     9,233  389,742   SH          Sole               389,742
TRAVELERS                           COM         89417E109    12,621  256,375   SH          Sole               256,375
VALEANT PHARMACEUTICAL              COM         91911X104    10,574  376,850   SH          Sole               376,850
WATSON PHARMACEUTICAL               COM         942683103    13,399  365,700   SH          Sole               365,700
XILINX                              COM         983919101    14,164  604,800   SH          Sole               604,800
MS INSURED MUNI INCOME              COM         61745P791       280   19,750   SH          Sole                19,750
NUVEEN INSD DIVID ADVANTAGE MU      COM         67071L106       667   46,450   SH          Sole                46,450
NUVEEN INSURED MUNI OPPORTUNIT      COM         670984103       272   19,746   SH          Sole                19,746
NUVEEN INSURED PREMIUM MUNI         COM         6706D8104       664   53,259   SH          Sole                53,259
PROGRESS ENERGY                     COM         743263105       653   16,712   SH          Sole                16,712
SOUTHERN CO COM                     COM         842587107       469   14,820   SH          Sole                14,820
WISCONSIN ENERGY                    COM         976657106       275    6,095   SH          Sole                 6,095
AMERICAN CENTURY VISTA INV          COM         025083841       130   10,000   SH          Sole                10,000
ARTIRO INTERNATIONAL EQUITY II      COM         04315J837       122   10,095   SH          Sole                10,095
DODGE & COX BALANCED FD             COM         256201104       833   13,430   SH          Sole                13,430
FIDELITY ADVISOR TOTAL BOND CL      COM         31617K832       121   11,564   SH          Sole                11,564
JP MORGAN HIGH YIELD FD CL A        COM         4812C0779       180   24,223   SH          Sole                24,223
MORGAN STANLEY DEAN WITTER US       COM         616969200        85   10,000   SH          Sole                10,000
PIMCO REAL RETURN INSTL             COM         693391104       108   10,000   SH          Sole                10,000
PIMCO TOTAL RETURN D                COM         693391674       111   10,208   SH          Sole                10,208
PIMCO TOTAL RETURN INSTL            COM         693390700       616   56,400   SH          Sole                56,400
RUSSELL INTERNATIONAL DEVELOPE      COM         782493605       242    8,000   SH          Sole                 8,000
RUSSELL U.S. CORE EQUITY I          COM         782493100       466   20,000   SH          Sole                20,000
RUSSELL U.S. QUANTITATIVE EQUI      COM         782493811       512   21,044   SH          Sole                21,044
SCHWAB MARKET TRACK ALL EQUITY      COM         808509814       192   18,894   SH          Sole                18,894
VANGUARD FLORIDA L/T T/E ADMIR      COM         922033204       272   23,600   SH          Sole                23,600
VANGUARD INTER TERM BD INDEX        COM         921937306       206   18,981   SH          Sole                18,981
VANGUARD INTER TERM T/E FUND        COM         922907209       176   12,801   SH          Sole                12,801
VANGUARD LONG TERM TREASURY FD      COM         922031505       381   32,644   SH          Sole                32,644
VANGUARD SHORT-TERM FEDERAL FD      COM         922031604     1,368  125,000   SH          Sole               125,000
ISHARES ETF 1-3 YEAR TREASURY       COM         464287457       883   10,508   SH          Sole                10,508
ISHARES ETF 20+ YR TREASURY BO      COM         464287432     2,331   23,626   SH          Sole                23,626
ISHARES ETF 7-10 YR TREASURY B      COM         464287440     3,628   39,280   SH          Sole                39,280
ISHARES ETF S&P NATIONAL MUNI       COM         464288414       333    3,150   SH          Sole                 3,150
SPIDER ETF FINANCIAL                COM         81369Y605       472   31,579   SH          Sole                31,579
SPIDER ETF S&P500                   COM         78462F103     1,087   10,290   SH          Sole                10,290
SPIDER ETF TECHNOLOGY               COM         81369Y803       434   20,800   SH          Sole                20,800